Schedule of Earnings Per Share, Basic and Diluted (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholder's equity:
Net income (loss)	$ 136.9	$ 718.1	$ 611.2	$ 102.8	$ (133.2)
Less: Net income (loss) attributable to noncontrolling interest	84.5	222.4	138.2	190.9	(10.3)
Net income (loss) available to common shareholders	$ 52.4	$ 495.7	$ 473.0	$ (88.1)	$ (122.9)
Weighted-average common shares outstanding, Basic:
Basic	247,134,951	230,000,000
Weighted-average common shares outstanding, Dilutive Effects:
Diluted	247,802,197	230,000,000
Net income (loss) per common share
Basic	$ 0.21	$ 2.16
Diluted	$ 0.21	$ 2.16
Restricted Stock Units | Deferral of Discretionary Bonuses Converted to Omnibus Plan
Weighted-average common shares outstanding, Dilutive Effects:
Dilutive effects of share-based payments	68,260	0
Restricted Stock Units | Long-term Sustainable Performance Plan (LSPP)
Weighted-average common shares outstanding, Dilutive Effects:
Dilutive effects of share-based payments	234,966	0
Restricted Stock Units | Deal Incentive, Director, and Equity Compensation Plans
Weighted-average common shares outstanding, Dilutive Effects:
Dilutive effects of share-based payments	364,020	0